BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011		May 08, 2011	Dec. 31, 2010
Ordinary shares, subject to redemption, shares	2,829,535
Preferred shares, par value (in dollars per share)	$ 0.001			$ 0.001
Preferred shares, shares authorized	5,000,000			5,000,000
Preferred shares, shares issued	0			0
Preferred shares, shares outstanding	0			0
Ordinary shares, par value (in dollars per share)	$ 0.001	[1]		$ 0.001	[1]
Ordinary shares, shares authorized	50,000,000	[1]		50,000,000	[1]
Ordinary shares, shares issued	1,638,590	[1]		1,026,625	[1]
Ordinary shares, issued outstanding	1,638,590	[1]		1,026,625	[1]
Ordinary shares forfeited by initial shareholders, shares			123,375

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)